Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Alternatives Fund
Entity Central Index Key	0000355767
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000013290
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Class A
Trading Symbol	NALFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.
Additional Information Phone Number	800-423-8383
Additional Information Website	https://www.newalternativesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%Footnote Reference*

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
AssetsNet	$ 266,012,884
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 676,737
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,012,884
Number of Portfolio Holdings	44
Advisory Fee	$676,737
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.3%
Recycling & Waste Management	0.5%
Energy Storage	0.9%
Solar Photovoltaic	2.7%
Wind Turbines	2.8%
Transportation	3.8%
Sustainable Energy Financial Services	5.3%
Water Systems	7.0%
Energy Conservation	10.8%
Energy Management	12.5%
Utilities	20.1%
Renewable Energy Power Producers & Developers	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Renewable Corporation	6.8%
Iberdrola S.A.	6.5%
Clearway Energy, Inc. - Class A	6.3%
Acciona S.A.	5.7%
Veolia Environnement S.A.	5.7%
HA Sustainable Infrastructure Capital, Inc.	5.3%
Enel SpA	5.0%
Terna - Rete Elettrica Nazionale	4.9%
Siemens A.G.	4.8%
Infratil Ltd.	4.4%

C000146229
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Investor Class
Trading Symbol	NAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.
Additional Information Phone Number	800-423-8383
Additional Information Website	https://www.newalternativesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$76	1.39%Footnote Reference*

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.39%
AssetsNet	$ 266,012,884
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 676,737
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,012,884
Number of Portfolio Holdings	44
Advisory Fee	$676,737
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.3%
Recycling & Waste Management	0.5%
Energy Storage	0.9%
Solar Photovoltaic	2.7%
Wind Turbines	2.8%
Transportation	3.8%
Sustainable Energy Financial Services	5.3%
Water Systems	7.0%
Energy Conservation	10.8%
Energy Management	12.5%
Utilities	20.1%
Renewable Energy Power Producers & Developers	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Renewable Corporation	6.8%
Iberdrola S.A.	6.5%
Clearway Energy, Inc. - Class A	6.3%
Acciona S.A.	5.7%
Veolia Environnement S.A.	5.7%
HA Sustainable Infrastructure Capital, Inc.	5.3%
Enel SpA	5.0%
Terna - Rete Elettrica Nazionale	4.9%
Siemens A.G.	4.8%
Infratil Ltd.	4.4%